Consolidated Statements of Stockholders' Deficit - USD ($)	Total	Shares Capital [Member]	Contributed Surplus Member	Accumulated other comprehensive loss	Retained Earnings (Accumulated Deficit)	Common Stock
Balance, shares at Dec. 31, 2019						547,303,029
Balance, amount at Dec. 31, 2019	$ (6,974,250)	$ 49,847,884	$ 32,114,075	$ (221,860)	$ (88,714,349)
Sale of common shares (and warrants) in private placements, shares						42,550,000
Sale of common shares (and warrants) in private placements, amount	421,460	421,460	0	0	0
Issuance of common shares for services, shares						6,325,000
Issuance of common shares for services, amount	191,250	191,250	0	0	0
Stock based compensation	3,291,517	0	3,291,517	0	0	$ 0
Net loss for the year ended December 30, 2020	(4,541,430)	0	0	0	(4,541,430)	$ 0
Balance, Shares at Dec. 31, 2020						596,178,029
Balance, Amount at Dec. 31, 2020	(7,611,453)	50,460,594	35,405,592	(221,860)	(93,255,779)
Sale of common shares (and warrants) in private placements, shares						40,015,000
Sale of common shares (and warrants) in private placements, amount	399,250	399,150	100	0	0
Issuance of common shares for services, shares						4,440,000
Issuance of common shares for services, amount	57,400	57,400	0	0	0
Stock based compensation	659,763	0	659,763	0	0	$ 0
Net loss for the year ended December 30, 2020	(2,419,652)	0	0	0	(2,419,652)	0
Deemed Dividends	0	0	85,930	0	85,930	$ 0
Balance, Shares at Dec. 31, 2021						640,633,029
Balance, Amount at Dec. 31, 2021	(8,914,692)	50,917,144	36,151,385	(221,860)	(95,761,361)
Sale of common shares (and warrants) in private placements, shares						45,640,000
Sale of common shares (and warrants) in private placements, amount	456,400	456,400	0	0	0
Issuance of common shares for services, shares						9,740,000
Issuance of common shares for services, amount	97,400	97,400	0	0	0
Stock based compensation	1,144,962	0	1,144,962	0	0	$ 0
Net loss for the year ended December 30, 2020	(3,576,859)	0	0	0	(3,576,859)	0
Deemed Dividends	0	0	780	0	(780)	$ 0
Balance, Shares at Dec. 31, 2022						696,013,029
Balance, Amount at Dec. 31, 2022	$ (10,792,789)	$ 51,470,944	$ 37,297,127	$ 221,860	$ 99,339,000